Fair value measurement - Summary of Unobservable Input Parameters Used in The Valuation Model (Parenthetical) (Detail) - Purchase Options [Member]	Dec. 31, 2021
Unlisted Software Company [Member] | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	5.00%
Changes to parameters decrease percentage	5.00%
Unlisted Software Company [Member] | Spot Price Per Share [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	20.00%
Changes to parameters decrease percentage	20.00%
Mega E [Member] | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	30.00%
Changes to parameters decrease percentage	30.00%
Mega E [Member] | Spot Price Per Share [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	20.00%
Changes to parameters decrease percentage	20.00%